Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Net Income per Common Share
The following table summarizes the computation of net income per common share:

	Year Ended December 31
	2022	2021
Numerator:
Net income applicable to controlling interests	$523	$283
Less: Preferred share dividends	(40)	(53)
Loss on redemption of preferred shares (note 26)	(84)	—
Net income applicable to common shares	$399	$230
Denominator:
(millions of shares)
Weighted average number of common shares outstanding	281.0	279.9
Dilutive equity instruments (a)	2.3	1.8
Weighted average number of common shares outstanding - diluted	283.3	281.7
Basic net income per common share	$1.42	$0.82
Diluted net income per common share	$1.41	$0.82
(a)Determined using the treasury stock method.